Nature of the business, Concessional assets owned (Details) - € / MWh		3 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of the business [Abstract]
Ownership			49.00%	49.00%
Market price per MWh			121.9	48.82
Real price per MWh				111.9	33.94
Future price per MWh		121.9
Remuneration on operation payment per MWh			0
ACT [Member]
Nature of the business [Abstract]
Type			Efficient natural gas & heat
Ownership			100.00%
Location			Mexico
Currency	[1]		USD
Capacity (gross)			300 MW
Counterparty credit ratings	[2]		BBB/B1/BB-
COD	[3]		2013
Contract years remaining	[4]		10 years
Monterrey [Member]
Nature of the business [Abstract]
Type			Efficient natural gas &heat
Ownership			30.00%
Location			Mexico
Currency	[1]		USD
Capacity (gross)			142 MW
Counterparty credit ratings	[2]		Not rated
COD	[3]		2018
Contract years remaining	[4]		23 years
ATN [Member]
Nature of the business [Abstract]
Type	[5]		Transmission line
Ownership	[5]		100.00%
Location	[5]		Peru
Currency	[1],[5]		USD
Capacity (gross)	[5]		379 miles
Counterparty credit ratings	[2],[5]		BBB/Baa1/BBB
COD	[3],[5]		2011
Contract years remaining	[4],[5]		18 years
ATS [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			569 miles
Counterparty credit ratings	[2]		BBB/Baa1/BBB
COD	[3]		2014
Contract years remaining	[4]		21 years
ATN 2 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			81 miles
Counterparty credit ratings	[2]		Not rated
COD	[3]		2015
Contract years remaining	[4]		10 years
Quadra 1 & 2 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			49 miles/32 miles
Counterparty credit ratings	[2]		Not rated
COD	[3]		2014
Quadra 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		12 years
Quadra 2 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		12 years
Palmucho [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			6 miles
Counterparty credit ratings	[2]		BBB/ -- /BBB+
COD	[3]		2007
Contract years remaining	[4]		15 years
Chile TL3 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			50 miles
Counterparty credit ratings	[2]		A/A2/A-
COD	[3]		1993
Chile TL4 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			63 miles
Counterparty credit ratings	[2]		Not rated
COD	[3]		2016
Contract years remaining	[4]		49 years
Skikda [Member]
Nature of the business [Abstract]
Type			Water
Ownership	[6]		34.20%
Location			Algeria
Currency	[1]		USD
Capacity (gross)			3.5 M ft3/day
Counterparty credit ratings	[2]		Not rated
COD	[3]		2009
Contract years remaining	[4]		11 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			49.00%
Skikda [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			16.80%
Honaine [Member]
Nature of the business [Abstract]
Type			Water
Ownership	[7]		25.50%
Location			Algeria
Currency	[1]		USD
Capacity (gross)			7 M ft3/day
Counterparty credit ratings	[2]		Not rated
COD	[3]		2012
Contract years remaining	[4]		15 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			49.00%
Honaine [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			25.50%
Tenes [Member]
Nature of the business [Abstract]
Type			Water
Ownership	[8]		51.00%
Location			Algeria
Currency	[1]		USD
Capacity (gross)			7 M ft3/day
Counterparty credit ratings	[2]		Not rated
COD	[3]		2015
Contract years remaining	[4]		17 years
Tenes [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			49.00%
PS10 & PS20 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			31 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2007&2009
PS10 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		9 years
PS20 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		11 years
Solana [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Arizona (USA)
Currency	[1]		USD
Capacity (gross)			280 MW
Counterparty credit ratings	[2]		BBB+/A3/BBB+
COD	[3]		2013
Contract years remaining	[4]		21 years
Mojave [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			California (USA)
Currency	[1]		USD
Capacity (gross)			280 MW
Counterparty credit ratings	[2]		BB-/ -- /BB
COD	[3]		2014
Contract years remaining	[4]		17 years
Coso [Member]
Nature of the business [Abstract]
Type			Renewable (Geothermal)
Ownership			100.00%
Location			California (USA)
Currency	[1]		USD
Capacity (gross)			135 MW
Counterparty credit ratings	[2],[9]		Investment Grade
COD	[3]		1987-1989
Contract years remaining	[4]		16 years
Elkhorn Valley [Member]
Nature of the business [Abstract]
Type	[10]		Renewable (Wind)
Ownership	[10]		49.00%
Location	[10]		Oregon (USA)
Currency	[1],[10]		USD
Capacity (gross)	[10]		101 MW
Counterparty credit ratings	[2],[10]		BBB/Baa1/--
COD	[3],[10]		2007
Contract years remaining	[4],[10]		5 years
Prairie Star [Member]
Nature of the business [Abstract]
Type	[10]		Renewable (Wind)
Ownership	[10]		49.00%
Location	[10]		Minnesota (USA)
Currency	[1],[10]		USD
Capacity (gross)	[10]		101 MW
Counterparty credit ratings	[2],[10]		--/A3/A-
COD	[3],[10]		2007
Contract years remaining	[4],[10]		5 years
Twin Groves II [Member]
Nature of the business [Abstract]
Type	[10]		Renewable (Wind)
Ownership	[10]		49.00%
Location	[10]		Illinois (USA)
Currency	[1],[10]		USD
Capacity (gross)	[10]		198 MW
Counterparty credit ratings	[2],[10]		BBB/Baa2/--
COD	[3],[10]		2008
Contract years remaining	[4],[10]		3 years
Lone Star II [Member]
Nature of the business [Abstract]
Type	[10]		Renewable (Wind)
Ownership	[10]		49.00%
Location	[10]		Texas (USA)
Currency	[1],[10]		USD
Capacity (gross)	[10]		196 MW
Counterparty credit ratings	[2],[10]		N/A
COD	[3],[10]		2008
Chile PV I [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[11]		35.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			55 MW
Counterparty credit ratings	[2]		N/A
COD	[3]		2016
Percentage of non-controlling interests			65.00%
Chile PV2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[11]		35.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			40 MW
Counterparty credit ratings	[2]		Not rated
COD	[3]		2017
Contract years remaining	[4]		8 years
Percentage of non-controlling interests			65.00%
Chile PV 3 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[11]		35.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			73 MW
Counterparty credit ratings	[2]		N/A
COD	[3]		2014
Percentage of non-controlling interests			65.00%
La Sierpe [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Colombia
Currency	[1]		COP
Capacity (gross)			20 MW
Counterparty credit ratings	[2]		Not rated
COD	[3]		2021
Contract years remaining	[4]		13 years
Palmatir [Member]
Nature of the business [Abstract]
Type			Renewable (Wind)
Ownership			100.00%
Location			Uruguay
Currency	[1]		USD
Capacity (gross)			50 MW
Counterparty credit ratings	[2],[12]		BBB/Baa2/BBB-
COD	[3]		2014
Contract years remaining	[4]		11 years
Cadonal [Member]
Nature of the business [Abstract]
Type			Renewable (Wind)
Ownership			100.00%
Location			Uruguay
Currency	[1]		USD
Capacity (gross)			50 MW
Counterparty credit ratings	[2],[12]		BBB/Baa2/BBB-
COD	[3]		2014
Contract years remaining	[4]		12 years
Melowind [Member]
Nature of the business [Abstract]
Type			Renewable (Wind)
Ownership			100.00%
Location			Uruguay
Currency	[1]		USD
Capacity (gross)			50 MW
Counterparty credit ratings	[2]		BBB/Baa2/BBB-
COD	[3]		2015
Contract years remaining	[4]		13 years
Mini-Hydro [Member]
Nature of the business [Abstract]
Type			Renewable (Hydraulic)
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			4 MW
Counterparty credit ratings	[2]		BBB/Baa1/BBB
COD	[3]		2012
Contract years remaining	[4]		10 years
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[13]		70.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		15 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		15 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[14]		87.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2012
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			13.00%
Solacor 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		14 years
Solacor 2 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		14 years
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2011
Helioenergy 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		14 years
Helioenergy 2 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		14 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2012
Helios 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		14 years
Helios 2 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		15 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			3x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		12 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		12 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		13 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2013
Solaben 1 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		16 years
Solaben 6 [Member]
Nature of the business [Abstract]
Contract years remaining	[4]		16 years
Seville PV [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[15]		80.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			1 MW
Counterparty credit ratings	[2]		A/Baa1/A-
COD	[3]		2006
Contract years remaining	[4]		13 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			20.00%
Italy PV 1 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Italy
Currency	[1]		Euro
Capacity (gross)			1.6 MW
Counterparty credit ratings	[2]		BBB/Baa3/BBB
COD	[3]		2010
Contract years remaining	[4]		8 years
Italy PV 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Italy
Currency	[1]		Euro
Capacity (gross)			2.1 MW
Counterparty credit ratings	[2]		BBB/Baa3/BBB
COD	[3]		2011
Contract years remaining	[4]		8 years
Italy PV 3 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Italy
Currency	[1]		Euro
Capacity (gross)			2.5 MW
Counterparty credit ratings	[2]		BBB/Baa3/BBB
COD	[3]		2012
Contract years remaining	[4]		9 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Italy
Currency	[1]		Euro
Capacity (gross)			3.6 MW
Counterparty credit ratings	[2]		BBB/Baa3/BBB
COD	[3]		2011
Contract years remaining	[4]		9 years
Kaxu [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[16]		51.00%
Location			South Africa
Currency	[1]		Rand
Capacity (gross)			100 MW
Counterparty credit ratings	[2],[17]		BB-/Ba2/BB-
COD	[3]		2015
Contract years remaining	[4]		12 years
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			20.00%
Calgary [Member]
Nature of the business [Abstract]
Type			Efficient natural gas &heat
Ownership			100.00%
Location			Canada
Currency	[1]		CAD
Capacity (gross)			55 MWt
Counterparty credit ratings	[2],[18]		~41% A+ or higher
COD	[3]		2010
Contract years remaining	[4]		18 years

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.
[3]	Commercial Operation Date.
[4]	As of December 31, 2022.
[5]	Including ATN Expansion 1 & 2.
[6]	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
[7]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[8]	Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.
[9]	Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.
[10]	Part of Vento II Portfolio.
[11]	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
[12]	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
[13]	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
[14]	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
[15]	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
[16]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
[17]	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
[18]	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).